American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	20,500,867	$1,052,309
The Growth Fund of America, Class R-6	10,908,642	634,883
The New Economy Fund, Class R-6	12,429,092	627,421
EuroPacific Growth Fund, Class R-6	11,115,841	621,709
SMALLCAP World Fund, Inc., Class R-6	6,414,313	418,021
		3,354,343
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	16,207,690	827,240
Total investment securities 100% (cost: $3,513,415,000)		4,181,583
Other assets less liabilities 0%		(1,274)
Net assets 100%		$4,180,309
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 80%
New Perspective Fund, Class R-6	16,345,173	4,778,790	623,096	20,500,867	$(1,884)	$114,052	$10,197	$1,052,309
The Growth Fund of America, Class R-6	11,044,563	884,491	1,020,412	10,908,642	(5,089)	79,604	5,973	634,883
The New Economy Fund, Class R-6	—	12,429,092	—	12,429,092	—	72,664	—	627,421
EuroPacific Growth Fund, Class R-6	17,487,907	1,366,828	7,738,894	11,115,841	(46,655)	34,172	12,156	621,709
SMALLCAP World Fund, Inc., Class R-6	6,450,753	436,954	473,394	6,414,313	699	47,751	—	418,021
								3,354,343
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	11,314,183	5,002,001	108,494	16,207,690	(1,055)	32,968	8,367	827,240
Fundamental Investors, Class R-6	9,244,226	734,729	9,978,955	—	(34,021)	(16,494)	7,047	—
								827,240
Total 100%					$(88,005)	$364,717	$43,740	$4,181,583
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 11

American Funds Growth PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	44,361,932	$2,581,863
AMCAP Fund, Class R-6	71,338,127	2,544,631
New Perspective Fund, Class R-6	20,116,453	1,032,578
SMALLCAP World Fund, Inc., Class R-6	15,748,558	1,026,334
The New Economy Fund, Class R-6	20,243,885	1,021,911
		8,207,317
Growth-and-income funds 20%
Fundamental Investors, Class R-6	34,058,024	2,040,757
Total investment securities 100% (cost: $8,602,549,000)		10,248,074
Other assets less liabilities 0%		(3,218)
Net assets 100%		$10,244,856
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 80%
The Growth Fund of America, Class R-6	33,651,497	11,330,857	620,422	44,361,932	$(3,317)	$314,428	$18,328	$2,581,863
AMCAP Fund, Class R-6	52,216,733	19,329,521	208,127	71,338,127	(443)	198,148	13,968	2,544,631
New Perspective Fund, Class R-6	—	20,245,710	129,257	20,116,453	408	131,402	—	1,032,578
SMALLCAP World Fund, Inc., Class R-6	14,699,593	2,043,313	994,348	15,748,558	355	123,600	—	1,026,334
The New Economy Fund, Class R-6	—	20,243,885	—	20,243,885	—	116,892	—	1,021,911
EuroPacific Growth Fund, Class R-6	24,173,439	2,989,967	27,163,406	—	33,401	(146,191)	16,787	—
								8,207,317
Growth-and-income funds 20%
Fundamental Investors, Class R-6	28,293,519	6,028,187	263,682	34,058,024	(888)	(13,516)	27,656	2,040,757
The Investment Company of America, Class R-6	33,218,483	3,420,794	36,639,277	—	(76,384)	(1,481)	19,171	—
								2,040,757
Total 100%					$(46,868)	$723,282	$95,910	$10,248,074
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 11

American Funds Growth and Income PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	19,013,880	$1,106,608
SMALLCAP World Fund, Inc., Class R-6	8,442,407	550,192
		1,656,800
Growth-and-income funds 50%
The Investment Company of America, Class R-6	69,332,966	2,719,238
Capital World Growth and Income Fund, Class R-6	53,080,447	2,709,226
		5,428,464
Equity-income and Balanced funds 25%
American Balanced Fund, Class R-6	56,007,998	1,611,910
Capital Income Builder, Class R-6	18,097,558	1,059,431
		2,671,341
Fixed income funds 10%
The Bond Fund of America, Class R-6	74,567,750	1,061,099
Total investment securities 100% (cost: $9,625,660,000)		10,817,704
Other assets less liabilities 0%		(3,442)
Net assets 100%		$10,814,262
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 11

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 15%
The Growth Fund of America, Class R-6	29,280,708	2,179,826	12,446,654	19,013,880	$70,532	$78,420	$15,838	$1,106,608
SMALLCAP World Fund, Inc., Class R-6	—	8,442,407	—	8,442,407	—	75,379	—	550,192
								1,656,800
Growth-and-income funds 50%
The Investment Company of America, Class R-6	64,274,298	5,555,270	496,602	69,332,966	(1,008)	50,093	46,264	2,719,238
Capital World Growth and Income Fund, Class R-6	50,190,728	3,487,061	597,342	53,080,447	(901)	79,639	34,212	2,709,226
								5,428,464
Equity-income and Balanced funds 25%
American Balanced Fund, Class R-6	35,497,349	20,510,649	—	56,007,998	—	52,480	20,212	1,611,910
Capital Income Builder, Class R-6	24,062,009	1,767,499	7,731,950	18,097,558	(40,836)	(62,952)	40,322	1,059,431
								2,671,341
Fixed income funds 10%
The Bond Fund of America, Class R-6	74,875,541	10,805,619	11,113,410	74,567,750	2,401	64,404	19,125	1,061,099
Total 100%					$30,188	$337,463	$175,973	$10,817,704
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 4 of 11

American Funds Moderate Growth and Income PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	19,905,786	$1,021,764
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	33,217,066	1,494,768
Capital World Growth and Income Fund, Class R-6	19,679,105	1,004,422
		2,499,190
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	86,167,282	2,479,894
American Funds Global Balanced Fund, Class R-6	43,276,747	1,475,304
The Income Fund of America, Class R-6	45,582,080	997,792
		4,952,990
Fixed income funds 15%
The Bond Fund of America, Class R-6	104,202,629	1,482,803
Total investment securities 100% (cost: $8,631,696,000)		9,956,747
Other assets less liabilities 0%		(3,043)
Net assets 100%		$9,953,704
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 5 of 11

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 10%
New Perspective Fund, Class R-6	20,218,641	803,745	1,116,600	19,905,786	$2,017	$108,420	$12,501	$1,021,764
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	19,560,010	13,657,056	—	33,217,066	—	(11,721)	18,208	1,494,768
Capital World Growth and Income Fund, Class R-6	27,996,066	1,006,034	9,322,995	19,679,105	(30,793)	31,428	17,294	1,004,422
								2,499,190
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	82,005,597	4,754,144	592,459	86,167,282	(999)	60,608	42,868	2,479,894
American Funds Global Balanced Fund, Class R-6	69,912,414	2,254,719	28,890,386	43,276,747	(7,020)	30,729	27,636	1,475,304
The Income Fund of America, Class R-6	—	45,582,080	—	45,582,080	—	54,243	6,271	997,792
								4,952,990
Fixed income funds 15%
The Bond Fund of America, Class R-6	104,064,111	12,771,376	12,632,858	104,202,629	2,727	91,648	26,785	1,482,803
Total 100%					$(34,068)	$365,355	$151,563	$9,956,747
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 6 of 11

American Funds Conservative Growth and Income PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	20,503,665	$844,546
Equity-income and Balanced funds 50%
The Income Fund of America, Class R-6	64,283,668	1,407,170
Capital Income Builder, Class R-6	23,711,997	1,388,100
		2,795,270
Fixed income funds 35%
American High-Income Trust, Class R-6	88,612,761	851,568
The Bond Fund of America, Class R-6	38,964,213	554,461
Intermediate Bond Fund of America, Class R-6	38,901,973	553,575
		1,959,604
Total investment securities 100% (cost: $5,403,208,000)		5,599,420
Other assets less liabilities 0%		(1,729)
Net assets 100%		$5,597,691
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	25,721,843	1,739,830	6,958,008	20,503,665	$413	$(53,600)	$19,639	$844,546
Equity-income and Balanced funds 50%
The Income Fund of America, Class R-6	59,789,303	4,914,265	419,900	64,283,668	(635)	(71,003)	38,992	1,407,170
Capital Income Builder, Class R-6	22,207,448	1,571,629	67,080	23,711,997	(206)	(77,908)	39,826	1,388,100
								2,795,270
Fixed income funds 35%
American High-Income Trust, Class R-6	83,138,809	7,171,468	1,697,516	88,612,761	(2,759)	(24,592)	40,616	851,568
The Bond Fund of America, Class R-6	—	38,964,213	—	38,964,213	—	15,284	2,228	554,461
Intermediate Bond Fund of America, Class R-6	—	38,901,973	—	38,901,973	—	7,552	1,494	553,575
U.S. Government Securities Fund, Class R-6	58,993,099	4,834,797	63,827,896	—	60,371	(9,425)	9,605	—
								1,959,604
Total 100%					$57,184	$(213,692)	$152,400	$5,599,420
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 7 of 11

American Funds Tax-Aware Conservative Growth and Income PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	12,606,990	$643,461
American Mutual Fund, Class R-6	11,725,590	482,977
Washington Mutual Investors Fund, Class R-6	10,703,485	481,657
		1,608,095
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	49,017,236	794,079
The Tax-Exempt Bond Fund of America, Class R-6	34,906,262	472,631
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,273,082	312,802
		1,579,512
Total investment securities 100% (cost: $3,011,072,000)		3,187,607
Other assets less liabilities 0%		(798)
Net assets 100%		$3,186,809
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	11,909,569	1,184,088	486,667	12,606,990	$(1,660)	$17,356	$8,378	$643,461
American Mutual Fund, Class R-6	10,198,972	1,526,618	—	11,725,590	—	(17,566)	8,618	482,977
Washington Mutual Investors Fund, Class R-6	9,338,322	1,365,163	—	10,703,485	—	(20,385)	7,905	481,657
								1,608,095
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	44,418,226	6,717,669	2,118,659	49,017,236	(2,342)	(10,062)	21,619	794,079
The Tax-Exempt Bond Fund of America, Class R-6	54,751,823	7,666,806	27,512,367	34,906,262	(4,209)	4,942	14,117	472,631
Limited Term Tax-Exempt Bond Fund of America, Class R-6	—	19,273,082	—	19,273,082	—	5,833	1,007	312,802
								1,579,512
Total 100%					$(8,211)	$(19,882)	$61,644	$3,187,607
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Tax-Aware Conservative Growth and Income Portfolio — Page 8 of 11

American Funds Preservation PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	102,465,219	$1,458,081
Short-Term Bond Fund of America, Class R-6	95,392,873	972,053
		2,430,134
Total investment securities 100% (cost: $2,354,461,000)		2,430,134
Other assets less liabilities 0%		(587)
Net assets 100%		$2,429,547
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	69,128,942	34,443,695	1,107,418	102,465,219	$(19)	$53,670	$15,359	$1,458,081
Short-Term Bond Fund of America, Class R-6	62,889,842	33,261,595	758,564	95,392,873	13	16,833	10,001	972,053
Total 100%					$(6)	$70,503	$25,360	$2,430,134
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 9 of 11

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	23,344,202	$378,876
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	15,658,206	162,376
		541,252
Total investment securities 100% (cost: $531,801,000)		541,252
Other assets less liabilities 0%		(122)
Net assets 100%		$541,130
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,394,700	5,274,239	1,324,737	23,344,202	$(190)	$6,847	$4,605	$378,876
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,988,939	3,531,253	861,986	15,658,206	(78)	2,682	1,462	162,376
Total 100%					$(268)	$9,529	$6,067	$541,252
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 10 of 11

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2020, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-900-0920O-S78027	American Funds Portfolio Series — Page 11 of 11